LIABILITIES FOR LITIGATION - Additional Information (Details) $ in Thousands, ¥ in Millions		1 Months Ended		12 Months Ended
	Jun. 27, 2019 CNY (¥)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2016 USD ($)	Sep. 02, 2016	Jun. 29, 2016
Contingent Liability | $										$ 23,549
Proceeds from Sale of Equity Method Investments | $				$ 0		$ 0	$ 7,245
Interest Expense, Debt | ¥					¥ 7.8
Payables of Earnout Commitment | $				23,939		23,380
Other current assets | $				$ 31,534		$ 32,600
Settled Litigation [Member]
Settlement of litigation | $		$ 56,700
Litigation settlement term		10 days
Earnout commitment | $		$ 152,600
Other current assets | $		$ 95,900
Linghang Shengshi [Member]
Number of bank accounts frozed | item			2
Balance in bank account frozen | $			$ 1
Shareholder Loan [Member]
Debt Instrument, Face Amount | ¥									¥ 88.0
Longde Wenchuang the Buyer [Member]
Cash Payments | ¥					56.7
Linghang Shengshi [Member]
Equity interest disposed			75.00%
AM Advertising [Member]
Equity interest retained								20.32%
Disposal Group, Including Discontinued Operation, Consideration | ¥									¥ 304.5
Variable Interest Entity, Measure of Activity, Operating Income or Loss | ¥					152.0
Proceeds from Sale of Cost Method Investments | ¥					¥ 56.7
Cost Method Investment, Sale of Ownership Percentage				20.32	20.32
Loss Contingency Accrual, Provision | ¥								¥ 152.6
Payment of Settlements | ¥	¥ 56.7
AM Advertising [Member] | AirMedia Group Inc [Member]
Equity interest retained								20.18%
Cost Method Investment, Sale of Ownership Percentage				20.18	20.18
AM Advertising [Member] | Linghang Shengshi [Member]
Equity interest retained												24.84%
AM Advertising [Member] | Mr. Man Guo [Member]
Cost Method Investment, Sale of Ownership Percentage				0.14	0.14
AM Advertising [Member] | Longde Wenchuang the Buyer [Member]
Equity interest retained												28.57%
AM Advertising [Member] | Linghang Shengshi [Member]
Equity interest retained											75.00%
AM Advertising [Member] | Culture Center [Member]
Equity interest retained												46.43%
AM Advertising [Member] | Shanghai Golden Bridge InfoTech Co., Ltd. [Member]
Equity interest retained												75.00%